Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data	Total	Share Capital [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]		Noncontrolling Interest [Member]
BEGINNING BALANCE at Dec. 31, 2011	$ 490,132	$ 2,092	$ 270,966	$ 274,148	$ (1,460)	$ (57,192)		$ 1,578
BEGINNING BALANCE, Shares at Dec. 31, 2011		45,305,000
Comprehensive income (loss)	(44,449)			(45,579)	2,088			(958)
Acquisition of treasury shares	(1,959)					(1,959)
Acquisition of non- controlling interest			252					(252)
Exercise of employee equity awards	719	10	709			0	[1]
Exercise of employee equity awards, Shares		328,000
Compensation relating to equity awards granted to employees and others	3,070		2,929					141
ENDING BALANCE at Dec. 31, 2012	447,513	2,102	274,856	228,569	628	(59,151)		509
ENDING BALANCE, Shares at Dec. 31, 2012		45,633,000
Comprehensive income (loss)	38,942			40,001	(219)			(840)
Acquisition of treasury shares	(25,795)					(25,795)
Exercise of employee equity awards	3,312	22	3,290			0	[1]
Exercise of employee equity awards, Shares		571,000
Compensation relating to equity awards granted to employees and others	3,182		3,013					169
ENDING BALANCE at Dec. 31, 2013	467,316	2,124	281,159	268,570	409	(84,946)		(162)
ENDING BALANCE, Shares at Dec. 31, 2013	41,764,240	46,204,000
Comprehensive income (loss)	32,875			35,380	(2,389)			(116)
Acquisition of treasury shares	(14,593)					(14,593)
Acquisition of non- controlling interest			551					(551)
Exercise of employee equity awards	8,253	39	8,214
Exercise of employee equity awards, Shares		1,060,000
Compensation relating to equity awards granted to employees and others	3,192		3,132					60
ENDING BALANCE at Dec. 31, 2014	$ 497,650	$ 2,163	$ 293,056	$ 303,950	$ (1,980)	$ (99,539)		$ (769)
ENDING BALANCE, Shares at Dec. 31, 2014	41,852,928	47,264,000

[1]	Represents an amount of less than $1,000